UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-09377

                          The Gabelli Dividend Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Dividend Growth Fund Semiannual Report — June 30, 2016	Barbara G. Marcin, CFA Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2016, the net asset value (“NAV”) per Class AAA Share of The Gabelli Dividend Growth Fund increased 0.1% compared with an increase of 3.8% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2016.

Comparative Results

Average Annual Returns through June 30, 2016 (a) (Unaudited)						Since Inception (8/26/99)
	Six Months	1 Year	5 Year	10 Year	15 Year
Class AAA (GABBX)	0.06%	(6.82)%	7.02%	4.82%	3.74%	5.06%
S&P 500 Index	3.84	3.99	12.10	7.42	5.75	4.58
Lipper Large Cap Value Fund Average	4.27	0.34	9.82	5.69	5.10	4.50
Class A (GBCAX)	0.06	(6.79)	7.02	4.82	3.77	5.08
With sales charge (b)	(5.69)	(12.15)	5.76	4.20	3.36	4.71
Class C (GBCCX)	(0.37)	(7.57)	6.20	4.03	3.10	4.48
With contingent deferred sales charge (c)	(1.37)	(8.49)	6.20	4.03	3.10	4.48
Class I (GBCIX)	0.17	(6.59)	7.27	5.08	3.96	5.25

In the current prospectuses dated April 29, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.91%, 1.91%, 2.66%, and 1.66%, respectively. See page 7 for the expense ratios for the six months ended June 30, 2016. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on June 30, 2004.The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance for the Class I Shares would have been higher due to the lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Dividend Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2016 through June 30, 2016	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Dividend Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,000.60	2.01%	$10.00
Class A	$1,000.00	$1,000.60	2.01%	$10.00
Class C	$1,000.00	$ 996.30	2.76%	$13.70
Class I	$1,000.00	$1,001.70	1.76%	$ 8.76
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.87	2.01%	$10.07
Class A	$1,000.00	$1,014.87	2.01%	$10.07
Class C	$1,000.00	$1,011.14	2.76%	$13.80
Class I	$1,000.00	$1,016.11	1.76%	$ 8.82

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2016:

The Gabelli Dividend Growth Fund

Financial Services	21.8%
Health Care	19.5%
Computer Software and Services	11.2%
Diversified Industrial	7.7%
Energy	6.2%
Entertainment	5.9%
Specialty Chemicals	4.9%
Retail	3.5%
Communications Equipment	3.0%
Metals and Mining	2.9%

Paper and Forest Products	2.7%
Automotive	2.1%
Food and Beverage	2.1%
Energy Services	2.0%
Telecommunications	1.4%
Water	1.4%
Other Assets and Liabilities (Net)	1.7%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend Growth Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.3%
	Automotive — 2.1%
20,000	General Motors Co.	$675,236	$566,000

	Communications Equipment — 3.0%
27,300	Cisco Systems Inc.	611,615	783,237

	Computer Software and Services — 11.2%
1,300	Alphabet Inc., Cl. C†	705,924	899,730
14,000	Apple Inc.	925,061	1,338,400
14,000	Microsoft Corp.	384,073	716,380

		2,015,058	2,954,510

	Diversified Industrial — 7.7%
28,000	General Electric Co.	488,174	881,440
10,000	Honeywell International Inc.	323,863	1,163,200

		812,037	2,044,640

	Energy — 6.2%
2,000	Apache Corp.	171,419	111,340
10,000	BP plc, ADR	318,631	355,100
2,000	Chevron Corp.	147,351	209,660
5,350	ConocoPhillips	227,880	233,260
10,000	CONSOL Energy Inc.	105,545	160,900
6,000	Exxon Mobil Corp.	439,773	562,440

		1,410,599	1,632,700

	Energy Services — 2.0%
7,800	Halliburton Co.	383,950	353,262
30,000	Weatherford International plc†	326,035	166,500

		709,985	519,762

	Entertainment — 5.9%
9,000	The Walt Disney Co.	307,957	880,380
25,000	Twenty-First Century Fox Inc., Cl. A	826,187	676,250

		1,134,144	1,556,630

	Financial Services — 21.8%
10,000	American Express Co.	560,957	607,600
21,000	American International Group Inc.	777,206	1,110,690
16,000	Citigroup Inc.	578,193	678,240
8,000	CME Group Inc.	403,658	779,200
12,000	JPMorgan Chase & Co.	412,688	745,680
13,600	Legg Mason Inc.	552,895	401,064
17,000	Morgan Stanley	286,632	441,660
15,000	PayPal Holdings Inc.†	471,542	547,650
10,000	The Blackstone Group LP	292,201	245,400
5,000	U.S. Bancorp	166,500	201,650

		4,502,472	5,758,834

Shares		Cost	Market Value
	Food and Beverage — 2.1%
12,000	Mondelēz International Inc., Cl. A	$207,371	$546,120

	Health Care — 19.5%
1,000	Allergan plc†	224,078	231,090
7,200	Baxter International Inc.	261,936	325,584
4,487	Bristol-Myers Squibb Co.	115,232	330,019
7,000	Gilead Sciences Inc.	508,757	583,940
3,000	Johnson & Johnson	178,073	363,900
6,000	Mallinckrodt plc†	386,090	364,680
5,162	Medtronic plc	384,457	447,907
13,950	Merck & Co. Inc.	495,484	803,659
28,575	Pfizer Inc.	674,008	1,006,126
14,754	Zoetis Inc.	452,850	700,225

		3,680,965	5,157,130

	Metals and Mining — 2.9%
20,000	Barrick Gold Corp.	364,548	427,000
30,000	Freeport-McMoRan Inc.	344,784	334,200

		709,332	761,200

	Paper and Forest Products — 2.7%
17,000	International Paper Co.	488,794	720,460

	Retail — 3.5%
30,000	Best Buy Co. Inc.	795,811	918,000

	Specialty Chemicals — 4.9%
8,000	E. I. du Pont de Nemours and Co.	282,061	518,400
5,100	H.B. Fuller Co.	194,703	224,349
11,000	The Dow Chemical Co.	308,351	546,810

		785,115	1,289,559

	Telecommunications — 1.4%
6,700	Verizon Communications Inc.	295,210	374,128

	Water — 1.4%
8,000	Xylem Inc.	215,491	357,200

	TOTAL COMMON STOCKS	19,049,235	25,940,110

	TOTAL INVESTMENTS — 98.3%	$19,049,235	25,940,110

	Other Assets and Liabilities (Net) — 1.7%		450,627

	NET ASSETS — 100.0%		$26,390,737

†	Non-income producing security.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $19,049,235)	$25,940,110
Cash	378
Receivable for investments sold	860,708
Receivable for Fund shares sold	6,628
Receivable from Adviser	3,008
Prepaid expenses	22,950
Dividends receivable	38,027
Receivable for custody fees reimbursement	38,352

Total Assets	26,910,161

Liabilities:
Payable for Fund shares redeemed	32,801
Payable for investments purchased	224,078
Payable for investment advisory fees	21,888
Payable for distribution fees	5,502
Line of credit payable	200,000
Other accrued expenses	35,155

Total Liabilities	519,424

Net Assets
(applicable to 1,545,606 shares outstanding)	$26,390,737

Net Assets Consist of:
Paid-in capital	$19,356,371
Accumulated net investment income	100,815
Accumulated net realized gain on investments	42,676
Net unrealized appreciation on investments	6,890,875

Net Assets	$26,390,737

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($17,696,182 ÷ 1,033,122 shares outstanding)	$17.13

Class A:
Net Asset Value and redemption price per share ($3,127,729 ÷ 182,938 shares outstanding)	$17.10

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$18.14

Class C:
Net Asset Value and offering price per share ($1,416,885 ÷ 88,583 shares outstanding)	$15.99	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($4,149,941 ÷ 240,963 shares outstanding)	$17.22

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $120)	$316,046
Interest	270

Total Investment Income	316,316

Expenses:
Investment advisory fees	134,203
Distribution fees - Class AAA	22,302
Distribution fees - Class A	4,000
Distribution fees - Class C	7,283
Registration expenses	28,494
Shareholder communications expenses	20,764
Shareholder services fees	16,900
Trustees’ fees	14,920
Legal and audit fees	11,581
Custodian fees	1,346
Interest expense	732
Miscellaneous expenses	10,416

Total Expenses	272,941

Less:
Expenses paid indirectly by broker (See Note 6)	(764)
Expenses reimbursed by Adviser (See Note 3)	(3,008)
Reimbursement for custody fees	(38,352)

Total Credits and Reimbursements	(42,124)

Net Expenses	230,817

Net Investment Income	85,499

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	113,139

Net change in unrealized appreciation/depreciation on investments	(253,749)

Net Realized and Unrealized Gain/(Loss) on Investments	(140,610)

Net Decrease in Net Assets Resulting from Operations	$(55,111)

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations:
Net investment income	$85,499	$107,449
Net realized gain on investments and foreign currency transactions	113,139	837,684
Net change in unrealized appreciation/depreciation on investments	(253,749)	(2,762,221)

Net Decrease in Net Assets Resulting from Operations	(55,111)	(1,817,088)

Distributions to Shareholders:
Net investment income
Class AAA	—	(70,405)
Class A	—	(12,596)
Class I	—	(28,903)

	—	(111,904)

Net realized gain
Class AAA	—	(571,067)
Class A	—	(102,816)
Class C	—	(47,755)
Class I	—	(132,697)

	—	(854,335)

Total Distributions to Shareholders	—	(966,239)

Shares of Beneficial Interest Transactions:
Class AAA	(1,785,143)	(2,109,559)
Class A	(298,821)	(26,538)
Class C	(188,076)	111,729
Class I	(463,261)	(817,139)

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(2,735,301)	(2,841,507)

Redemption Fees	85	791

Net Decrease in Net Assets	(2,790,327)	(5,624,043)
Net Assets:
Beginning of year	29,181,064	34,805,107

End of period (including undistributed net investment income of $100,815 and $15,316, respectively)	$26,390,737	$29,181,064

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
			Net
			Realized
			and							Net					Operating
	Net Asset	Net	Unrealized				Net			Asset			Net	Operating	Expenses
	Value,	Investment	Gain (Loss)	Total from	Net		Realized			Value,		Net Assets	Investment	Expenses	Net of	Portfolio
Year Ended	Beginning	Income	on	Investment	Investment		Gain on	Total	Redemption	End of	Total	End of Period	Income	Before	Reimbursement	Turnover
December 31	of Year	(Loss)(a)	Investments	Operations	Income		Investments	Distributions	Fees (a)(b)	Period	Return†	(in 000’s)	(Loss)	Reimbursement	and Credits(h)	Rate
Class AAA
2016(c)	$17.12	$0.05	$(0.04)	$0.01	—		—	—	—	$17.13	0.1%	$17,696	0.64%(d)	2.04%(d)	2.01%(d)(e)(f)	3%
2015	18.74	0.06	(1.11)	(1.05)	(0.06)		(0.51)	(0.57)	0.00	17.12	(5.6)	19,536	0.32	1.91	1.91(e)	15
2014	19.10	0.28	0.98	1.26	(0.27)		(1.35)	(1.62)	0.00	18.74	6.4	23,476	1.40	1.89	1.89(g)	23
2013	15.10	0.11	4.66	4.77	(0.09)		(0.68)	(0.77)	0.00	19.10	31.7	25,051	0.64	2.00	2.00(g)	12
2012	13.71	0.18	1.40	1.58	(0.19)		—	(0.19)	0.00	15.10	11.5	18,621	1.21	2.11	2.00	20
2011	13.82	0.04	(0.11)	(0.07)	(0.04)		—	(0.04)	0.00	13.71	(0.5)	21,551	0.28	2.00	2.00(g)	45
Class A
2016(c)	$17.09	$0.05	$(0.04)	$0.01	—		—	—	—	$17.10	0.1%	$3,128	0.64%(d)	2.04%(d)	2.01%(d)(e)(f)	3%
2015	18.70	0.06	(1.10)	(1.04)	(0.06)		(0.51)	(0.57)	0.00	17.09	(5.6)	3,432	0.33	1.91	1.91(e)	15
2014	19.07	0.27	0.98	1.25	(0.27)		(1.35)	(1.62)	0.00	18.70	6.4	3,805	1.35	1.89	1.89(g)	23
2013	15.09	0.12	4.64	4.76	(0.10)		(0.68)	(0.78)	0.00	19.07	31.6	3,062	0.66	2.00	2.00(g)	12
2012	13.70	0.17	1.41	1.58	(0.19)		—	(0.19)	0.00	15.09	11.6	1,421	1.18	2.11	2.00	20
2011	13.82	0.04	(0.11)	(0.07)	(0.05)		—	(0.05)	0.00	13.70	(0.5)	1,451	0.32	2.00	2.00(g)	45
Class C
2016(c)	$16.05	$(0.01)	$(0.05)	$(0.06)	—		—	—	—	$15.99	(0.4)%	$1,417	(0.12)%(d)	2.79%(d)	2.76%(d)(e)(f)	3%
2015	17.67	(0.07)	(1.04)	(1.11)	—		(0.51)	(0.51)	0.00	16.05	(6.3)	1,616	(0.42)	2.66	2.66(e)	15
2014	18.11	0.11	0.95	1.06	$(0.15)		(1.35)	(1.50)	0.00	17.67	5.7	1,654	0.59	2.64	2.64(g)	23
2013	14.39	(0.02)	4.42	4.40	(0.00	)(b)	(0.68)	(0.68)	0.00	18.11	30.6	1,630	(0.10)	2.75	2.75(g)	12
2012	13.12	0.07	1.32	1.39	(0.12)		—	(0.12)	0.00	14.39	10.6	1,103	0.51	2.86	2.75	20
2011	13.28	(0.05)	(0.11)	(0.16)	—		—	—	0.00	13.12	(1.2)	600	(0.41)	2.75	2.75(g)	45
Class I
2016(c)	$17.19	$0.07	$(0.04)	$0.03	—		—	—	—	$17.22	0.2%	$4,150	0.88%(d)	1.79%(d)	1.76%(d)(e)(f)	3%
2015	18.82	0.11	(1.12)	(1.01)	(0.11)		(0.51)	(0.62)	0.00	17.19	(5.4)	4,597	0.57	1.65	1.65(e)	15
2014	19.17	0.31	1.01	1.32	(0.32)		(1.35)	(1.67)	0.00	18.82	6.7	5,870	1.53	1.64	1.64(g)	23
2013	15.15	0.16	4.67	4.83	(0.13)		(0.68)	(0.81)	0.00	19.17	32.0	4,066	0.89	1.75	1.75(g)	12
2012	13.76	0.22	1.40	1.62	(0.23)		—	(0.23)	0.00	15.15	11.8	2,913	1.50	1.86	1.75	20
2011	13.87	0.08	(0.11)	(0.03)	(0.08)		—	(0.08)	0.00	13.76	(0.2)	1,800	0.57	1.75	1.75(g)	45

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2016, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, the expense ratios for the six months ended June 30, 2016 would have been 2.02%, 2.02%, 2.77%, and 1.77% for Class AAA, Class A, Class C, and Class I, respectively. For the year ended December 31, 2015, there was no impact to the expense ratios.

(f)

During the six months ended June 30, 2016, the Fund received a one time reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the annualized expense ratios would have been 1.87% (Class AAA), 1.87% (Class A), 2.62% (Class C), and 1.62% (Class I).

(g)

Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $10,696, $16,430, and $13,570 for the years ended December 31, 2014, 2013, and 2011, respectively, representing in 2014 the balance outstanding of previously reimbursed expenses from the Adviser. Had such payments not been made, the expense ratios would have been 1.86%, 1.94%, and 1.95% (Class AAA and Class A) 2.61%, 2.69%, and 2.70% (Class C), and 1.61%, 1.69%, and 1.70% (Class I).

(h)

The Fund incurred interest expense during the six months ended June 30, 2016. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 2.00%, 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.75% (Class I), respectively. For the years ended December 31, 2015, 2014, 2013, 2012 and 2011, the effect of interest expense was minimal.

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend Growth Fund was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long term growth of capital with current income as a secondary objective. The Fund commenced operations on August 26, 1999.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

Valuation Inputs*	Investments in Securities (Market Value) Assets
Level 1 - Quoted Prices	$25,940,110

*	Portfolio holdings designated in Level 1 are disclosed individually in the Schedule of Investments (“SOI”). Please refer to the SOI for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2016 or December 31, 2015.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2015 was as follows:

Distributions paid from:
Ordinary income	$111,396
Net long term capital gains	854,843

Total distributions paid	$966,239

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2016:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$19,087,929	$7,630,975	$(778,794)	$6,852,181

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2016, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of brokerage fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until at least May 1, 2017, at no more than 2.00%, 2.00%, 2.75%, and 1.75%, respectively, of Class AAA, Class A, Class C, and Class I Shares’ average daily net assets. For the six months ended June 30, 2016, the Adviser reimbursed the fund in the amount of $3,008. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. The Fund is obliged to repay the Adviser for a period of two years following the year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund, after giving effect to the recovery by the Adviser, would not exceed the foregoing limitations. The agreement is renewable annually. At June 30, 2016, the cumulative amount which the Fund may repay the Adviser is $3,008.

For the six months ended June 30, 2016, expiring December 31, 2018	$3,008

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive a $1,000 annual fee. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2016, other than short term securities and U.S. Government obligations, aggregated $910,856 and $3,853,116, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2016, the Fund paid brokerage commissions on security trades of $330 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $609 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2016, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $764.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended June 30, 2016.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bears interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-DAY LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2016, there was $200,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2016 was $112,308 with a weighted average interest rate of 1.09%. The maximum amount borrowed

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

at any time during the six months ended June 30, 2016 was $475,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2016 and the year ended December 31, 2015, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2016		Year Ended
	(Unaudited)		December 31, 2015
	Shares	Amount	Shares	Amount

Class AAA
Shares sold	30,767	$510,343	97,612	$1,803,928
Shares issued upon reinvestment of distributions	—	—	35,336	615,546
Shares redeemed	(138,802)	(2,295,486)	(244,659)	(4,529,033)

Net decrease	(108,035)	$(1,785,143)	(111,711)	$(2,109,559)

Class A
Shares sold	16,862	$286,780	60,091	$1,130,076
Shares issued upon reinvestment of distributions	—	—	6,627	115,247
Shares redeemed	(34,766)	(585,601)	(69,330)	(1,271,861)

Net decrease	(17,904)	$(298,821)	(2,612)	$(26,538)

Class C
Shares sold	5,557	$84,878	40,443	$699,556
Shares issued upon reinvestment of distributions	—	—	2,910	47,523
Shares redeemed	(17,705)	(272,954)	(36,231)	(635,350)

Net increase/(decrease)	(12,148)	$(188,076)	7,122	$111,729

Class I
Shares sold	24,173	$397,997	16,620	$313,436
Shares issued upon reinvestment of distributions	—	—	8,680	151,817
Shares redeemed	(50,639)	(861,258)	(69,841)	(1,282,392)

Net decrease	(26,466)	$(463,261)	(44,541)	$(817,139)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Dividend Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 24, 2016, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund since inception against a peer group of large-cap value funds. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one year period and in the fourth quartile for the three year and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund needed significantly more assets before any potential economies of scale could be realized.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of large-cap value funds and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was below average within these groups. The Independent Board Members also noted that an advisory fee waiver structure was in effect for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and low profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund’s performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential

The Gabelli Dividend Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board Members deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI DIVIDEND GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI DIVIDEND GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	Andrea R. Mango
Chairman and	Secretary
Chief Executive Officer,
Associated Capital Group Inc.	Agnes Mullady
Treasurer
Anthony J. Colavita
President,	Richard J. Walz
Anthony J. Colavita, P.C.	Chief Compliance Officer

Vincent D. Enright	DISTRIBUTOR
Former Senior Vice
President and Chief	G.distributors, LLC
Financial Officer,
KeySpan Corp.	CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
Mary E. Hauck	DISBURSING AGENT
Former Senior Portfolio
Manager,	State Street Bank and Trust
Gabelli-O’Connor Fixed	Company
Income Mutual Fund
Management Co.	LEGAL COUNSEL

Kuni Nakamura	Skadden, Arps, Slate, Meagher &
President,	Flom LLP
Advanced Polymer, Inc.

Werner J. Roeder, MD
Former Medical Director,
Lawrence Hospital

This report is submitted for the general information of the shareholders of The Gabelli Dividend Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB402Q216SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Dividend Growth Fund

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/31/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/31/2016

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 8/31/2016

* Print the name and title of each signing officer under his or her signature.